Average Annual Total Returns{- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index Income Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1898 Past 1 year	F1898 Past 5 years	F1898 Past 10 years
Total	2.79%	5.48%	4.25%	2.05%	4.37%	3.40%	1.76%	3.89%	3.03%	(1.54%)	3.57%	2.90%	3.09%	5.65%	4.57%